INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 96,686	$ 84,309	$ 56,870
Core office | United States
Disclosure of fair value measurement of assets [line items]
Investment properties	15,748	15,237
Core office | Canada
Disclosure of fair value measurement of assets [line items]
Investment properties	4,806	4,245
Core office | Australia
Disclosure of fair value measurement of assets [line items]
Investment properties	2,300	2,391
Core office | Europe
Disclosure of fair value measurement of assets [line items]
Investment properties	2,867	1,331
Core office | Brazil
Disclosure of fair value measurement of assets [line items]
Investment properties	361	329
Core retail
Disclosure of fair value measurement of assets [line items]
Investment properties	21,561	17,607
LP investments office
Disclosure of fair value measurement of assets [line items]
Investment properties	8,756	8,438
LP investments retail
Disclosure of fair value measurement of assets [line items]
Investment properties	2,812	3,414
Logistics
Disclosure of fair value measurement of assets [line items]
Investment properties	94	183
Multifamily [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	2,937	4,151
Triple net lease
Disclosure of fair value measurement of assets [line items]
Investment properties	4,508	5,067
Self-storage
Disclosure of fair value measurement of assets [line items]
Investment properties	1,007	931
Student housing
Disclosure of fair value measurement of assets [line items]
Investment properties	2,605	2,417
Manufactured housing
Disclosure of fair value measurement of assets [line items]
Investment properties	2,446	2,369
Mixed-Use
Disclosure of fair value measurement of assets [line items]
Investment properties	2,703	12,086
Directly-held real estate properties [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	19,814	2,750
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 1,361	$ 1,363